SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PUGET ENERGY	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule I: Condensed Financial Information of Puget Energy
SCHEDULE I: CONDENSED FINANCIAL INFORMATION OF PUGET ENERGY
PUGET ENERGY, INC.
CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(Dollars in Thousands)

	Year Ended December 31,
	2025	2024	2023
Non-utility expense and other	$(3,302)	$(2,883)	$(1,466)
Other income (deductions):
Equity in earnings of subsidiary	447,714	334,121	110,719
Interest income	19,006	18,439	17,863
Interest expense	(115,125)	(103,019)	(88,739)
Income tax benefit (expense)	21,075	18,597	15,363

Net income (loss)	$369,368	$265,255	$53,740

Comprehensive income (loss)	$402,029	$290,884	$96,053

See accompanying notes to the condensed financial statements.

PUGET ENERGY, INC.
CONDENSED BALANCE SHEETS
(Dollars in Thousands)

	December 31,
	2025	2024
Assets:
Investment in subsidiaries	$6,220,409	$5,594,854
Other property and investments:
Goodwill	1,656,513	1,656,513
Current assets:
Cash	1,224	817
Receivables from affiliates 1	255,198	256,671
Prepaid expenses and other	25	16
Income tax receivables	455	521

Total current assets	256,902	258,025

Long-term assets:
Deferred income taxes	205,296	196,210
Other	716	1,891

Total long-term assets	206,012	198,101

Total assets	$8,339,836	$7,707,493

Capitalization and liabilities:
Common equity	$5,707,347	$5,368,205
Long-term debt	2,187,139	1,590,795

Total capitalization	7,894,486	6,959,000

Current liabilities:
Accounts payable to affiliates 1	183	195
Short-term debt	427,500	338,400
Current maturities of long-term debt	—	400,000
Interest	17,667	9,898

Total current liabilities	445,350	748,493

Commitments and contingencies (Note 16)

Total capitalization and liabilities	$8,339,836	$7,707,493

1	Eliminated in consolidation.
See accompanying notes to the condensed financial statements.

PUGET ENERGY, INC.
CONDENSED STATEMENT OF CASH FLOWS
(Dollars in Thousands)

	Year Ended December 31,
	2025	2024	2023
Operating activities:
Net cash provided by (used in) operating activities	$40,513	$96,588	$64,506
Investing activities:
Investment in subsidiaries	(264,000)	(292,800)	(100,000)
(Increase) decrease in loan to subsidiary	1,337	(590)	(9,753)

Net cash provided by (used in) investing activities	(262,663)	(293,390)	(109,753)

Financing activities:
Dividends paid	(62,887)	(175,861)	(99,760)
Capital contribution	—	292,800	—
Change in short-term debts, net	89,100	76,900	142,900
Issuance of long-term debts	596,100	—	—
Redemption of long-term debts	(400,000)	—	—
Issue costs and others	244	2,184	2,175

Net cash provided by (used in) by financing activities	222,557	196,023	45,315

Increase (decrease) in cash	407	(779)	68
Cash at beginning of year	817	1,596	1,528

Cash at end of year	$1,224	$817	$1,596

See accompanying notes to the condensed financial statements.

NOTES TO CONDENSED FINANCIAL STATEMENTS
(1) Basis of Presentation
Puget Energy is an energy services holding company that conducts substantially all of its business operations through its regulated subsidiary, PSE. Puget Energy also has a wholly-owned non-regulated
subsidiary, Puget LNG, which was formed in November 2016, and has the sole purpose of owning, operating and financing the non-regulated
activity of the LNG facility at the Port of Tacoma, Washington. These condensed financial statements and related footnotes have been prepared in accordance with Rule
12-04,
Schedule I of Regulation
S-X.
These financial statements, in which Puget Energy’s subsidiaries have been included using the equity method, should be read in conjunction with the consolidated financial statements and notes thereto of Puget Energy included in this prospectus. Puget Energy owns 100% of the common stock of its subsidiaries.
Equity earnings of subsidiary included earnings from PSE and Puget LNG of $450.1 million, $338.1 million and $114.8 million for the years ended December 31, 2025, 2024, and 2023, respectively, and business combination accounting adjustments under ASC 805 recorded at Puget Energy for PSE of $(2.4) million, $(4.0) million and $(4.1) million for the years ended December 31, 2025, 2024, and 2023, respectively. Investment in subsidiaries includes Puget Energy business combination accounting adjustments under ASC 805 that are recorded at Puget Energy.
(2) Long-Term Debt
For information concerning Puget Energy’s long-term debt obligations, see Note 7, “Long-Term Debt” to the audited consolidated financial statements included in this prospectus.
(3) Commitments and Contingencies
For information concerning Puget Energy’s material contingencies and guarantees, see Note 15, “Commitments and Contingencies” to the audited consolidated financial statements included in this prospectus.